1933 Act File No. 33-43472
                                                    1940 Act File No. 811-6447

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X

      Pre-Effective Amendment No.         .....................

      Post-Effective Amendment No.   33   ....................          X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X

    Amendment No. 33    ....................................            X

                   FEDERATED FIXED INCOME SECURITIES, INC.
                  (formerly, Fixed Income Securities, Inc.)
              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b).
_     on _____________________pursuant to paragraph (b).
      60 days after filing pursuant to paragraph (a) (i).
X     on January 29, 2004 pursuant to paragraph (a) (i).
      75 days after filing pursuant to paragraph (a)(ii).
      on_______pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  Copies To:
Matthew G. Mahoney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037


Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

prospectus
January 31, 2004
Class a shares
class b shares
class c shares
Class f shares

A mutual fund seeking a high level of current income by investing primarily in three categories of fixed income securities: domestic investment grade, domestic noninvestment grade corporate and foreign.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem and Exchange Shares
Account and Share Information
Who Manages the Fund?
Financial Information

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund allocates the portfolio primarily among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic noninvestment grade corporate and foreign. Based upon historical returns, the Fund's investment adviser ("Adviser") expects the three categories of investments to have different returns and risks under similar market conditions. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of its assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
|X|   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
|X|   Interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measurer the price sensitivity of a fixed income security to changes in interest rates.
|X|   Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
|X|   Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
|X|   Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
|X|   Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.
|X|   Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
|X|   Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

|X|   Risks of Investing in Derivative Contracts.  Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

To Be Filed By Amendment


Average Annual Total Return Table

To Be Filed By Amendment


What are the Fund's Fees and Expenses?

FEDERATED STRATEGIC INCOME FUND

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Class A, B, C or F Shares of the Fund.

EXAMPLE

To be filed by amendment


What are the Fund's Investment Strategies?

The Fund pursues its investment objective by allocating the portfolio of investments among the following three categories of the fixed income market:
|X|   Investment grade fixed income securities, including U.S. government, mortgage-backed and corporate debt issues;
|X|   Domestic non-investment grade debt securities; and
|X|   Foreign fixed income securities, including emerging market debt securities.
While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount that it may invest in a single category to 50% of its assets. A description of the various types of securities in which the Fund principally invests, and their risks immediately follows this strategy section.
  Historically, the performance of each of these three categories has had a low correlation to one another. Therefore, the Fund's investment adviser ("Adviser") continuously analyzes a variety of economic and market indicators and attempts to strategically position the Fund to achieve strong income across changing business cycles.
  In making adjustments to the portfolio's allocation, the Adviser considers the expected performance and risks unique to each category and then pursues relative value opportunities within each category. The Fund's investment strategy exposes investors to several risks, including credit risk, interest rate risk, currency risk and risks of foreign investing.
  The selection of individual portfolio securities involves an approach that is specific to each category of fixed income securities and that relates, in part, to the risks inherent in the underlying sectors that comprise each category. The following are examples of the analyses used by the Adviser to select securities:
|X|   With regard to the selection of domestic investment grade fixed income securities, the Adviser first analyzes expected trends in corporate earnings to determine the proper mix between U.S. government, mortgage backed and corporate debt issues.
- The Adviser manages the U.S. government securities portion of this category by analyzing the dollar weighted average duration. The Adviser selects securities with longer or shorter duration based on its interest rate outlook. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates.
- With respect to mortgage backed debt securities, the Adviser utilizes sophisticated quantitative models to analyze specific characteristics of the underlying pool and find the best available securities.
- The Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. For investments in corporate issuers, the Adviser analyzes the business, competitive position and general financial condition of the issuer to determine whether a security's credit risk is commensurate with its potential return.
|X|   The domestic non-investment grade debt securities in which the Fund invests are corporate debt issues (also known as "junk bonds" or "high yield bonds"). Although the selection of these securities involves the same factors as the selection of investment grade corporate debt securities, the Adviser gives a greater emphasis to its analysis of the issuer's creditworthiness. The Adviser attempts to minimize default risk through careful security selection and diversification.

|X|   The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures, and forward contracts, in managing the high
  yield bond portion of the Fund's portfolio.    The following examples
  illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the domestic high yield debt market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below. Any use of a derivative contract by the Fund will be limited by the requirements of the 1940 Act.

|X|   With regard to the foreign fixed income securities allocation, the Fund invests in both foreign government and corporate debt obligations, which may be denominated in either foreign currency or U.S. dollars. Generally, the Adviser looks for securities offering higher interest rates and attempts to manage their risks in two ways. First, the Adviser invests in a large number of securities from a wide range of foreign countries. Second, the Adviser analyzes the markets in which issuers are located and allocates this portion of the portfolio among securities issued in countries with markets that have historically responded differently to changes in the global economy. The issuers of these securities may be located in either emerging or developed markets.
- The Fund may invest up to 100% of its foreign securities allocation in emerging market fixed income securities. Emerging market fixed income securities are debt securities issued by foreign governments or corporation located in emerging market countries. The Fund may invest in investment grade and non-investment grade debt securities.
     Investors in emerging market debt securities receive higher yields as compensation for assuming the higher credit risks of the issuers and other market risks of investing in emerging market countries. Historically, returns of emerging market debt securities have had low correlation with the returns of both lower-rated debt securities issued by corporations in the U.S. (high- yield bonds) and investment grade securities of developed market countries. As a result, the addition of these securities to the portfolio may reduce portfolio risk and still provide the benefits of higher average portfolio returns over longer periods of time. There is no assurance that this relatively low correlation of returns will continue in the future.
     In selecting securities, the Adviser analyzes relative credit quality of issuers of emerging market debt securities. The Adviser focuses on credit analysis because, normally, changes in market interest rates are a small component of investment return for emerging market debt securities compared to the impact of changes in credit quality of the issuers.


To protect the Fund against circumstances that could cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circimstances. This strategy could be used, for example, when the Adviser has a favorable long-term outlook regarding the value of a foreign government debt security owned by the Fund, but is concerned about the short-term volatility in the price of that security due to local political or geo-political events. The Fund's use of derivatives will be limited by the requirements of the Investment Company Act of 1940.



- The Fund may also invest in government securities of developed market countries and debt securities of corporations in developed market countries. Developed markets include, for example, certain of the countries that are members of the Organization for Economic Cooperation and Development.

     With respect to this portion of the portfolio, the Adviser's investment process is primarily concerned with selecting the currencies and countries in which portfolio securities are purchased and placement of those securities along the yield curves in their respective markets. Since the Fund invests in securities with relatively low credit risk, currency risks and bond market risks will be the primary determinants of the high quality bond's performance instead of credit risks. The prices of investment-grade, developed-market bonds will decline or rise more due to a rise or fall in market interest rates than due to deterioration or improvement in the issuer's credit quality. Similarly, currency gains and losses occur regardless of whether issuer credit quality changes.

This investment process is designed to capture the depth of experience and focus of the Adviser's fixed-income sector teams--government, corporate, mortgage- backed, high yield and international.
  Because the Fund refers to fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities
The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.
  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
|X|   it is organized under the laws of, or has a principal office located in, another country;
|X|   the principal trading market for its securities is in another country;
  or
|X|   it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.



Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps and credit default swaps.

HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying assets (such as a corporate bond or a portfolio of corporate bonds) or by reference to another benchmark (such as interest rates, currency exchange rates or indices).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, derivatives or currencies, depending upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.



Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.
  If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.



Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or hybrid instruments.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS
|X|   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
|X|   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS
|X|   Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
|X|   For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
|X|   Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities and cause their value to decline more than traditional fixed income securities.
|X|   Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS
|X|   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
|X|   Many fixed income securities receive credit ratings from NRSROs such as
  Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
|X|   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
|X|   Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH NON INVESTMENT GRADE SECURITIES
|X|   Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

CURRENCY RISKS
|X|   Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
|X|   The Adviser attempts to manage currency risk by limiting the amount the
  Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING
|X|   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
|X|   Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
|X|   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks of Investing in Emerging Market Countries
|X|   Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
|X|   Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.



Liquidity Risks
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Risks of Investing in Derivatives Contracts and Hybrid Instruments
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.


What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the
NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
  The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated" and the appropriate class designation listing.
  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.
                   Minimum           Maximum Sales Charge
                   Initial/Subsequent
                   Investment
                   Amounts1
Shares Offered                       Front-End Sales       Contingent Deferred
                                     Charge2               Sales Charge3
Class A Shares     $1,500/$100       4.50%                 0.00%
Class B Shares     $1,500/$100       None                  5.50%
Class C Shares     $1,500/$100       1.00%                 1.00%
Class F Shares     $1,500/$100       1.00%                 1.00%
 1    The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares:
Purchase Amount              Sales Charge as a Percentage    Sales Charge as a
                             of Public Offering Price        Percentage of NAV
Less than $100,000           4.50%                           4.71%
$100,000 but less than       3.75%                           3.90%
$250,000
$250,000 but less than       2.50%                           2.56%
$500,000
$500,000 but less than $1    2.00%                           2.04%
million
$1 million or greater1       0.00%                           0.00%
Class C Shares
Purchase Amount              Sales Charge                    Sales Charge
                             as a Percentage                 as a Percentage
                             of Public                       of NAV
                             Offering Price
All Purchases                1.00%
                                                             1.01%
Class F Shares
Purchase Amount              Sales Charge                    Sales Charge
                             as a Percentage                 as a Percentage
                             of Public                       of NAV
                             Offering Price
Less than $1 million         1.00%                           1.01%
$1 million or greater        0.00%                           0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge
  When You Redeem."
If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.
The sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:
|X|   purchasing Shares in greater quantities to reduce the applicable sales charge;
|X|   combining concurrent purchases of Shares:
-     by you, your spouse, and your children under age 21; or
- of the same share class of two or more Federated funds (other than money market funds);
|X|   accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
|X|   signing a letter of intent to purchase a specific dollar amount of
  Shares within 13 months (call your investment professional or the Fund for more information).
The sales charge will be eliminated when you purchase Shares (Class A Shares only):
|X|   within 120 days of redeeming Shares of an equal or |X|      greater
  amount;
|X|   by exchanging shares from the same share class of another Federated |X|
  fund (other than a money market fund);
|X|   through wrap accounts or other investment programs where you pay the investment professional directly for services;
|X|   as a shareholder that originally becamce a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
|X|   through investment professionals that receive no portion of the sales charge;
|X|   as a Federated Life Member (Class A Shares only) and their immediate family members; or
|X|   as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals. The sales charge will be eliminated when you purchase Shares (Class F Shares only):
|X|   within 120 days of redeeming Shares of an equal or greater amount;
|X|   when the Fund's Distributor does not advance payment to the investment professional for your purchase;
|X|   by exchanging shares from the same share class of another Federated |X|
  fund;
|X|   for trusts or pension or profit-sharing plans where the third-party administrator has an arrangement with the Fund's Distributor or its affiliates to purchase Shares without a sales charge; or
|X|   through investment professionals that receive no portion of the sales charge.

SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).
Class A Shares (Purchase amount of $1
million or greater):
A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
Class B Shares:
Shares Held Up To:                                                CDSC
1 Year                                                            5.50%
2 Years                                                           4.75%
3 Years                                                           4.00%
4 Years                                                           3.00%
5 Years                                                           2.00%
6 Years                                                           1.00%
7 Years or More                                                   0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem
Shares within one year of the purchase
date.
Class F Shares:
Purchase Amount                                Shares Held        CDSC
Up to $2 million                               4 years or         1.00%
                                               less
$2 - $5 million                                2 years or         0.50%
                                               less
$5 million or more                             1 year or less     0.25%
 If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.
You will not be charged a CDSC when redeeming Shares:
|X|...purchased with reinvested dividends or capital gains;
|X|   purchased within 120 days of redeeming Shares of an equal or lesser amount;
|X|   that you exchanged into the same share class of another Federated |X|
  fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
|X|   purchased through investment professionals who did not receive advanced sales payments;
|X|   if, after you purchase Shares, you become disabled as defined by the
  IRS;
|X|   if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
|X|   if your redemption is a required retirement plan distribution; or
|X|   upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
|X|   Shares that are not subject to a CDSC; and
|X|   Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

  The Fund offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities.The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, or to individuals, directly or through investment professionals.
  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares, Class C Shares and Class F Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.
  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL
|X|   Establish an account with the investment professional; and
|X|   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
|X|   Establish your account with the Fund by submitting a completed New
  Account Form; and
|X|   Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.
  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:
|X|   through an investment professional if you purchased Shares through an investment professional; or
|X|   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.
  If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:
  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:
|X|   Fund Name and Share Class, account number and account registration;
|X|   amount to be redeemed or exchanged;
|X|   signatures of all shareholders exactly as registered; and
|X|   if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:
|X|   your redemption will be sent to an address other than the address of record;
|X|   your redemption will be sent to an address of record that was changed within the last 30 days;
|X|   a redemption is payable to someone other than the shareholder(s) of record; or
|X|   if exchanging (transferring) into another fund with a different shareholder registration.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:
|X|   an electronic transfer to your account at a financial institution that is an ACH member; or
|X|   wire payment to your account at a domestic commercial bank that is a
  Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
|X|   to allow your purchase to clear;
|X|   during periods of market volatility; or
|X|   when a shareholder's trade activity or amount adversely impacts the
  Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:
|X|   ensure that the account registrations are identical;
|X|   meet any minimum initial investment requirements; and
|X|   receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:
|X|   you redeem 12% or less of your account value in a single year;
|X|   you reinvest all dividends and capital gains distributions; and
|X|   your account has at least a $10,000 balance when you establish the SWP.
  (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)
You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.
  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.
  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
  The Adviser has delegated daily management of some of the Fund assets to the Sub-Adviser, Federated Global Investment Management Corp. (Sub-Adviser), who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.
  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

The Fund's portfolio managers are:

Joseph M. Balestrino
Joseph M. Balestrino has been the Fund's Portfolio Manager for U.S. high grade bonds and overall allocation since July 1996. He is Vice President of the Fund. In allocating the Fund's assets, Mr. Balestrino evaluates the market environment and economic outlook in each of the Fund's three major sectors. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mark E. Durbiano
Mark E. Durbiano has been the Fund's Portfolio Manager for the high yield core since April 1994. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Robert M. Kowit
Robert M. Kowit has been the Fund's Portfolio Manager for the international bond and emerging markets core since November 1995. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Roberto Sanchez-Dahl
Roberto Sanchez-Dahl has been the Fund's Portfolio Manager for the international bond and emerging markets core since January 2001. Mr. Sanchez-Dahl joined Federated in December 1997 as a Senior Investment Analyst. He was promoted to Assistant Vice President of the Fund's Adviser in January 2000. Mr. Sanchez-Dahl served as an Associate covering Emerging Markets in the Credit Department at Goldman, Sachs & Co. from 1994 through November 1997. Mr. Sanchez-Dahl is a Chartered Financial Analyst. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business.

Todd A. Abraham
Todd A. Abraham has been the Fund's Portfolio Manager for the mortgage core since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Advisory Fees
The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Funds, are participating in the investigation and are reporting to the independent directors of the Funds on their progress.


The internal investigation is examining, among other things, circumstances in which it appears that a few Fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated variable net asset value funds were placed and accepted after the funds' closing time at 4:00 p.m. Federated is taking steps to ensure that fund shareholder trading policies are adhered to.


On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.


Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights-Class A Shares
To Be Filed By Amendment

Financial Highlights-Class B Shares
To Be Filed By Amendment

Financial Highlights-Class C Shares
To Be Filed By Amendment

Financial Highlights-Class F Shares
To Be Filed By Amendment

A Statement of Additional Information (SAI) dated January 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6447

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

28089 (1/04)


Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities,
Inc.

Statement of additional Information

January 31, 2004

class a shares
class b shares
class c shares
class f shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Class A Shares, Class B Shares,
Class C Shares and Class F Shares of Federated
Strategic Income Fund (Fund) dated January 31, 2004.
This SAI incorporates by reference the Fund's Annual
Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

G01288-02 (1/04)

Contents
How is the Fund Organized?
What are the Fund's Investment Strategies?
Securities in Which the Fund Invests
What Do Shares Cost?
How is the Fund Sold?
Exchanging Securities for Shares
Subaccounting Services
Redemption in Kind
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?
Financial Information
Investment Ratings
Addresses

How is the Fund Organized?
The Fund is a diversified portfolio of Federated
Fixed Income Securities, Inc. (Corporation). The
Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on October 15, 1991. The
Corporation may offer separate series of shares representing interests in separate portfolios of securities. On June 1, 1994, the Board of Directors
(the Board) approved the reclassification of Investment Shares as Class A Shares and Fortress
Shares as Class F Shares. The Corporation changed its name from Fixed Income Securities, Inc. to Federated Fixed Income Securities, Inc. on February
1, 2000.
  The Board has established four classes of shares of the Fund, known as Class A Shares, Class B
Shares, Class C Shares and Class F Shares
(individually and collectively referred to as Shares as the context may require). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

What are the Funds Investment Strategies?
The Fund pursues its investment objective by
allocating the portfolio of investments among the
following three categories of the fixed income
market:
o.....Investment grade fixed income securities,
      including U.S. government, mortgage-backed and
      corporate debt issues;
o     Domestic non-investment grade debt securities;
      and
o     Foreign fixed income securities, including
      emerging market debt securities.
o     While the Fund's portfolio usually includes
      securities from all three categories, the Fund
      will usually invest approximately 20% to 50%
      of its assets in any one of the three
      categories.
o     In allocating the Fund's portfolio among the
      three categories, the Adviser begins by
      analyzing a variety of economic and market
      indicators, such as:
o     the current level of global interest rates and
      the likely direction of changes in interest
      rates;
o     the current state of the global economy and
      the outlook for future economic activity; and
o     the historical returns of each category and
      the underlying sectors that comprise it.
o     Based on this analysis, the Adviser compares
      the anticipated effects on the performance and
      risks of each category of securities. The
      Adviser relies on the differences in the
      expected performance of each category to
      manage risks by allocating the Fund's
      portfolio among the three categories. The
      Adviser also seeks to enhance the Fund's
      performance by allocating more of its
      portfolio to the category that the Adviser
      expects to offer the best balance between risk
      and return.
o     In making adjustments to the portfolio's
      allocation, the Adviser considers the
      historical performance of the underlying
      sectors of each category, the risks present in
      a sector, and a variety of economic and market
      indicators, which include the following:
o     Mortgage-backed securities tend to amortize
      principal on a somewhat irregular schedule
      over time, since the borrower    can usually
      prepay all or part of the loan without
      penalty. These securities generally offer
      higher yields versus U.S. Treasury securities
      and non-mortgage backed agency securities to
      compensate for this prepayment risk, as well
      as credit risk if they are issued by private
      issuers.
o     Corporate debt securities generally offer
      higher yields than U.S. government securities
      to compensate for credit risk. The Adviser
      invests the Fund's portfolio, seeking the
      higher relative returns of available corporate
      debt securities, while attempting to limit the
      associated credit risk.
o     The Fund may invest a portion of its portfolio
      in non-investment grade fixed income
      securities. The non-investment     grade
      securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities.
o Foreign fixed income securities, particularly lower-rated foreign debt securities, also generally offer higher yields than domestic fixed income securities, as compensation for higher credit risks of the issuers. In order to diversify the Fund's holdings and to gain exposure to a foreign market, the Adviser may invest a portion of the Fund's assets in debt securities issued either by foreign governments or by companies based outside of the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.
The Fund may invest in non-investment grade debt securities, mortgage-backed securities and emerging market debt securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser.
  The Adviser attempts to select individual securities that it believes may outperform a sector-specific benchmark or provide better returns than U.S. Treasury securities of comparable duration. Through ongoing relative value analysis, the Adviser generally compares current yield differences of securities to their historical and expected yield differences. The Adviser also considers the sector-specific risks when making individual security selections on behalf of the portfolio. The following are examples of this analysis:
o The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely.
      Characteristics that the Adviser may consider in selecting these securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.
o The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The
      Adviser looks at a variety of factors to determine which business sectors and credit ratings are most advantageous for investment by the Fund.
o The Adviser actively manages the domestic non-investment grade portion of the Fund's portfolio in an attempt to realize the potentially higher returns of high-yield bonds
      (also known as "junk bonds"), as compared to the returns of investment-grade securities.
   In selecting high yield debt securities, the Adviser seeks high yields, low relative credit risk, and high portfolio diversification. If the issuer of a bond is unable to make all coupon and principal payments as promised, realized yields will be less than promised. The non-investment grade debt securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will be in fact be realized by the Fund.
   The Adviser attempts to select domestic
   non-investment grade bonds for investment by the Fund that offer superior potential returns for the default risks being assumed. The Adviser's security selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuer.
o     The Adviser weighs several factors in
      selecting foreign fixed income securities for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance.
      The Adviser then analyzes the country's
      financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The
      Adviser then analyzes the business,
      competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

The foreign fixed income securities may be denominated in either foreign currency or U.S.
dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that, normally, the foreign fixed income portion of Fund's portfolio will not be hedged and will therefore remain subject to currency risk.
o With respect to the emerging market debt securities in which the Fund invests, the Adviser manages exposure to random or unpredictable events that may adversely affect individual countries or companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular country or company, through portfolio diversification. While the
      Adviser may emphasize particular business sectors, countries or regions of the world in the Fund's emerging market debt portfolio, it protects against the extreme losses that can be expected to occur with some regularity on one emerging market or another by not taking concentrated positions in either individual counties or individual issuers. To protect the Fund against credit related circumstances that could cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. This strategy could be used, for example, when the Advisor has a favorable long-term outlook regarding the value of a portfolio security, but is concerned about the short-term credit condition of the issuer.
      The Fund's use of derivatives will be limited by the requirements of the Investment Company
      Act of 1940.

o The Fund may also a portion of its assets in corporate or sovereign debt of issuers in developed market countries. Developed markets include, for example, certain of the countries that are members of the Organization for Economic Cooperation and Development ("OECD").
      The OECD is an organization of member
      countries, which share the principles of the market economy and pluralist democracy.
This investment process is designed to capture the depth of experience and focus of the Adviser's fixed-income sector teams-government, corporate, mortgage-backed, high yield and international.
  Because the Fund refers to fixed income
investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

Non-Principal Investment Strategy
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms.
Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Securities in Which the Fund Invests
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.
Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United
States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The
Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking
(subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities
The Fund may invest in mortgage backed securities primarily by investing in another investment company
(which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.
  Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Pacs, Tacs And Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes
(TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Ios and Pos
CMOs may allocate interest payments to one class
(Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London Interbank Offer Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest
(and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs.
However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).
Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
  There are many forms of zero coupon securities.
Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S.
branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The
Fund treats these contracts as fixed income securities.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
  The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;
o     the principal trading market for its
      securities is in another
      country; or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the
Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The
International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady
Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do
so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts.



Futures Contracts
Futures  contracts  provide for the future sale by one
party and  purchase  by another  party of a  specified
amount of an  underlying  asset at a specified  price,
date,  and time.  Entering  into a contract  to buy an
underlying  asset is commonly  referred to as buying a
contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an  underlying  asset
is  commonly  referred  to as  selling a  contract  or
holding  a  short  position  in  the  asset.   Futures
contracts are  considered  to be commodity  contracts.
The   Fund  has   claimed   an   exclusion   from  the
definition  of  the  term  "commodity  pool  operator"
under the Commodity  Exchange Act and,  therefore,  is
not  subject  to   registration  or  regulation  as  a
commodity  pool  operator  under  that  Act.   Futures
contracts  traded OTC are  frequently  referred  to as
forward   contracts.   The   Fund   can  buy  or  sell
financial   futures    contracts    (including   index
futures)  and  forward   foreign   currency   exchange
contracts.

Forward Contracts
The Fund may enter into forward currency contracts to acquire exposure to a specific currency, as a substitute for buying or selling securities or to settle transactions in non-U.S. dollar dominated securities. The Fund may buy forward contracts which serve as a substitute for investment in certain foreign securities markets from which the Fund earns interest while potentially benefiting from exchange rate fluctuations. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. The cost to the Fund of engaging in forward currency transactions depends on such factors as the currency involved, the size of the contract, the length of the contract and the prevailing market conditions.
Forward currency contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on forward currency transactions if changes in the currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

Options
Options are rights to buy or sell an underlying
asset or instrument for a specified price (the
exercise price) during, or at the end of, a
specified period. The seller (or writer) of the
option receives a payment, or premium, from the
buyer, which the writer keeps regardless of whether
the buyer uses (or exercises) the option. Options
can trade on exchanges or in the OTC market and may
be bought or sold on a wide variety of underlying
assets or instruments, including financial indices,
individual securities, and other derivative
instruments, such as futures contracts.  Options
that are written on futures contracts will be
subject to margin requirements similar to those
applied to futures contracts.
The  Fund  may  buy/sell  the   following   typess  of
options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:
o     Buy call options on securities indices, U.S.
   Treasury securities and currencies (both U.S. and foreign) in anticipation of an increase in the value of the underlying asset or instrument; and
o     Write covered call options on portfolio
   securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the
underlying asset to the writer of the option. The
Fund may use put options in the following ways:
o     Buy put options on potfolio securities,
   securities indices, currencies (both U.S. and
   foreign) and listed put options on financial
   futures contracts in anticipation of a decrease
   in the value of the underlying asset; and
o     Write secured put options on portfolio
   securities to generate income from premiums, and
   in anticipation of an increase or only limited
   decrease in the value of the underlying asset. In
   writing puts, there is a risk that the Fund may
   be required to take delivery of the underlying
   asset when its current market price is lower than
   the exercise price.
   The  Fund  may  also  buy  or  write  options,   as
   needed, to close out existing option positions.


Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics.
Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps and Floors
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Total Return Swaps
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.




Credit Default Swaps
Credit default swaps are agreements between two parties whereby one party (the "protection buyer") agrees to make regular payments over the term of the agreement to another party (the "protection seller"), provided that no designated event of default on an underlying obligation has occurred.
If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The fund may be either the protection buyer or the protection seller in a credit default swap. If the fund is a protection buyer and no event of default occurs, the fund will lose its entire investment in the swap agreement (i.e., An amount equal to the payments made to the protection seller). However, if an event of default occurs, the fund (as protection buyer) will deliver the underlying obligation and receive a payment equal to the full notional value of the underlying asset, even though the underlying asset may have little or no value. If the fund is the protection seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement. However, if an event of default occurs, the fund (as protection seller) will pay the protection buyer the full notional value of the reference obligation and receive the underlying obligation. Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.


Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.




Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.
The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the note that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank CD) plus an additional premium that relates to taking on the credit risk of a reference obligation. Upon maturity, the Note
Purchaser will receive a payment equal to (i) the original par amount paid to the Note Seller, if there is not event of default with respect to the reference obligation or (ii) the value of the underlying reference asset, if a designated event of default or restructuring of the reference obligation has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of any defaulted reference obligation.

Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price.
Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.
Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only
(a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.
Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.
The Fund may also invest in such securities directly.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Fixed Income Securities Investment Risks

Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held.
These features may make it more difficult to sell or buy a security at a favorable price or time.
Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Sector Risks
A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Equity Securities Investment Risks

Stock Market Risks
The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement.
The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Euro Risks
The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU).
Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.
  With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.




Risks of Investing in Derivatives Contracts and
Hybrid Instruments
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as stock market, interest rate, credit, liquidity and leverage risks.

Fundamental INVESTMENT Objective
The investment objective of the Fund is to seek a high level of current income. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities;
and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Issuing Senior Securities and Borrowing Money
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940
(1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Buying On Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  In applying the Fund's concentration limitation:
(a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are
determined as follows:
o     for equity securities, according to the last
      sale price in the market in which they are
      primarily traded (either a national securities
      exchange or the over-the-counter market), if
      available;
o     in the absence of recorded sales for equity
      securities, according to the mean between the
      last closing bid and asked prices;
o     futures contracts and options are generally
      valued at market values established by the
      exchanges on which they are traded at the
      close of trading on such exchanges. Options
      traded in the over-the-counter market are
      generally valued according to the mean between
      the last bid and the last asked price for the
      option as provided by an investment dealer or
      other financial institution that deals in the
      option. The Board may determine in good faith
      that another method of valuing such
      investments is necessary to appraise their
      fair market value;
o     for o fixed income securities, according to
      the mean between bid and asked prices as
      furnished by an independent pricing service,
      except that o     fixed income securities with
      remaining maturities of less than 60 days at
      the time of purchase may be valued at
      amortized costo   ; and
o for all other securities at fair value as determined in good faith by the Board.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York
Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S.
dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?
The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.
  The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares and Class F Shares)
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The
Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:
o     the Directors, employees and sales
      representatives of the Fund, the Adviser, the Distributor and their affiliates;
o any associated person of an investment dealer who has a sales agreement with the Distributor; and
o trusts, pension or profit-sharing plans for these individuals.

Purchases Through Omnibus Accounts (Class C Shares)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.

Reorganizations (Class A Shares)
Class A Shares may be purchased without an initial sales charge by any shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire shares at NAV.

Federated Life Members
Shareholders of the Fund known as "Federated Life
Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:
o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and
      Liberty Family of Funds are no longer
      marketed); or
o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED
SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred
Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.
  Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:
o     following the death or post-purchase
      disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
o of Shares that represent a reinvestment within 120 days of a previous redemption;
o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
      employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities; o and
o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

Class B Shares Only
o     which are qualifying redemptions of Class B
      Shares under a
      Systematic Withdrawal Program;

Class F Shares Only
o representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement
      Account, Keogh Plan, or a custodial account, following retirement.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:
o     Shares that are not subject to a CDSC; and
o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other
  Federated funds that have been exchanged for Shares of this Fund).
The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers
Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on
certain Share sales. The Distributor generally pays
a portion of this charge to investment professionals
that are eligible to receive it (the "Dealer
Reallowance") and retains any remaining portion of
the front-end sales charge.
When an investment professional's customer purchases
Shares, the investment professional may receive a
Dealer Reallowance as follows:
Class A Shares
                                          Dealer Reallowance
                                          as a Percentage of
Purchase Amount                           Public Offering Price
Less than $100,000                        4.00%
$100,000 but less than $250,000           3.25%
$250,000 but less than $500,000           2.25%
$500,000 but less than $1 million         1.80%
$1 million or greater                     0.00%
Class c Shares
                                          Dealer Reallowance
                                          as a Percentage of
                                          Public Offering Price
All Purchase Amounts                      1.00%
Class F Shares
                                          Dealer Reallowance
                                          as a Percentage of
Purchase Amount                           Public Offering Price
Less than $1 million                      1.00%
$1 million or greater1                    0.00%

ADVANCE COMMISSIONS
When an investment professional's customer purchases
Shares, the investment professional may receive an
advance commission as follows:
Class A Shares (for purchases over $1 million)
                                      Advance Commission
                                      as a Percentage of
Purchase Amount                       Public Offering Price
First $1 million - $5                 0.75%
million
Next $5 million - $20                 0.50%
million
Over $20 million                      0.25%
Advance commissions are calculated on a year by year
basis based on amounts invested during that year.
Accordingly, with respect to additional purchase
amounts, the advance commission breakpoint resets
annually to the first breakpoint on the anniversary
of the first purchase.
Class A Share purchases under this program may be
made by Letter of Intent or by combining concurrent
purchases. The above advance commission will be paid
only on those purchases that were not previously
subject to a front-end sales charge or dealer
advance commission. Certain retirement accounts may
not be eligible for this program.
Class B Shares
                                                Advance Commission
                                                as a Percentage of
                                                Public Offering Price
All Purchase Amounts                            Up to 5.50%
Class C Shares
                                                Advance Commission
                                                as a Percentage of
                                                Public Offering Price
All Purchase Amounts                            1.00%
Class F Shares
Purchase Amount              Advance Commission
                             as a Percentage of
                             Public Offering
                             Price
Less than $2 million         1.00%
$2million -but less than     0.50%
$5 million
$5 million or greater        0.25%

RULE 12B-1 PLAN Class B Shares, Class C Shares and
Class f shares
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares
(including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Rule
12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways.
For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The
Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
  For some classes of Shares, the maximum Rule 12b-1
Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
  Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

Service fees
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or to Federated Shareholder Services
Company (FSSC), a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.
These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional.
In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service Fees.

Exchanging Securities for Shares
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services
Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.
  All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
  Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding Shares of all series entitled to vote.
  As of January x, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: To be filed by Amendment

  As of January x, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class BShares:
      To be filed by Amendment

  As of January x, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: To be filed by Amendment

  As of January x, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: To be filed by Amendment

Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter
M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.
  The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.
  Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
  If the Fund invests in the stock of certain foreign corporations, they may constitute Passive
Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.
  If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORs
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"
Board members). Unless otherwise noted, the address of each person listed is Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh,
PA. The Corporation comprises four portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually.
Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden
Oak Family of Funds-seven portfolios; and WesMark
Funds-five portfolios.
  As of January x, 2004, the Fund's Board and
Officers as a group owned approximately less than 1% of the Fund's outstanding Class A, B, C and Class F
Shares.

INTERESTED Directors BACKGROUND AND COMPENSATION

Name
Birth Date                                                          Aggregate        Total Compensation
Address                                                             Compensation     From Corporation and
Positions Held with     Principal Occupation(s) for Past Five       From Fund        Federated Fund Complex
Corporation             Years,                                      (past fiscal     (past calendar year)
Date Service Began      Other Directorships Held and Previous       year)
                        Positions
John F. Donahue*        Principal Occupations: Chairman and                      $0                       $0
Birth Date: July        Director or Trustee of the Federated
28, 1924 CHAIRMAN       Fund Complex; Chairman and Director,
AND DIRECTOR Began      Federated Investors, Inc.
serving: October
1991                    Previous Positions: Trustee, Federated
                        Investment Management Company and
                        Chairman and Director, Federated
                        Investment Counseling.

J. Christopher          Principal Occupations: Principal                         $0                       $0
Donahue*                Executive Officer and President of the
Birth Date: April       Federated Fund Complex; Director or
11, 1949 PRESIDENT      Trustee of some of the Funds in the
AND DIRECTOR Began      Federated Fund Complex; President, Chief
serving: January        Executive Officer and Director,
2000                    Federated Investors, Inc.; Chairman and
                        Trustee, Federated Investment Management
                        Company; Trustee, Federated Investment
                        Counseling; President, Chairman and
                        Director, Federated Global Investment
                        Management Corp.; Chairman, Passport
                        Research, Ltd.; Trustee, Federated
                        Shareholder Services Company.

                        Previous Positions: President, Federated
                        Investment Counseling; President and
                        Chief Executive Officer, Federated
                        Investment Management Company, Federated
                        Global Investment Management Corp. and
                        Passport Research, Ltd.

Lawrence D. Ellis,      Principal Occupations: Director or                  $000.00                 $148,500
M.D.*                   Trustee of the Federated Fund Complex;
Birth Date: October     Professor of Medicine, University of
11, 1932                Pittsburgh; Medical Director, University
3471 Fifth Avenue       of Pittsburgh Medical Center Downtown;
Suite 1111              Hematologist, Oncologist and Internist,
Pittsburgh, PA          University of Pittsburgh Medical Center.
DIRECTOR
Began serving:          Other Directorships Held: Member,
October 1991            National Board of Trustees, Leukemia
                        Society of America.

                        Previous Positions: Trustee, University
                        of Pittsburgh; Director, University of
                        Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J.
  Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
  "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated
  Securities Corp.

INDEPENDENT directors BACKGROUND AND COMPENSATION

Name
Birth Date                                                                Aggregate       Total Compensation
Address                                                                Compensation           From Trust and
Positions Held with     Principal Occupation(s) for Past Five             From Fund  Federated Fund  Complex
Trust                   Years,                                         (past fiscal     (past calendar year)
Date Service Began      Other Directorships Held and Previous                 year)
                        Positions

Thomas G. Bigley        Principal Occupation: Director or                   $000.00                 $163,350
Birth Date:             Trustee of the Federated Fund Complex.
February 3, 1934 15
Old Timber Trail        Other Directorships Held: Director,
Pittsburgh, PA          Member of Executive Committee,
DIRECTOR                Children's Hospital of Pittsburgh;
Began serving:          Director, University of Pittsburgh.
November 1994
                        Previous Position: Senior Partner, Ernst
                        & Young LLP.

John T. Conroy, Jr.     Principal Occupations: Director or                  $000.00                 $163,350
Birth Date: June        Trustee of the Federated Fund Complex;
23, 1937                Chairman of the Board, Investment
Grubb &                 Properties Corporation; Partner or
Ellis/Investment        Trustee in private real estate ventures
Properties              in Southwest Florida.
Corporation
3838  North Tamiami     Previous Positions: President,
Trail                   Investment Properties Corporation;
Suite 402               Senior Vice President, John R. Wood and
Naples, FL              Associates, Inc., Realtors; President,
DIRECTOR                Naples Property Management, Inc. and
Began serving:          Northgate Village Development
October 1991            Corporation.

Nicholas P.             Principal Occupation: Director or                   $000.00                 $163,350
Constantakis            Trustee of the Federated Fund Complex.
 Birth Date:
September 3, 1939       Other Directorships Held: Director and
175 Woodshire Drive     Member of the Audit Committee, Michael
Pittsburgh, PA          Baker Corporation (engineering and
DIRECTOR                energy services worldwide).
Began serving:
February 1998           Previous Postion: Partner, Andersen
                        Worldwide SC .

John F. Cunningham      Principal Occupation: Director or                   $000.00                 $148,500
Birth Date: March       Trustee of the Federated Fund Complex.
5, 1943
353 El Brillo Way       Other Directorships Held: Chairman,
Palm Beach, FL          President and Chief Executive Officer,
DIRECTOR                Cunningham & Co., Inc. (strategic
Began serving:          business consulting); Trustee Associate,
January 1999            Boston College.

                        Previous Positions: Director, Redgate
                        Communications and EMC Corporation
                        (computer storage systems); Chairman of
                        the Board and Chief Executive Officer,
                        Computer Consoles, Inc.; President and
                        Chief Operating Officer, Wang
                        Laboratories; Director, First National
                        Bank of Boston; Director, Apollo
                        Computer, Inc.

Peter E. Madden         Principal Occupation: Director or                   $000.00                 $148,500
Birth Date: March       Trustee of the Federated Fund Complex;
16, 1942                Management Consultant.
One Royal Palm Way
100 Royal Palm Way      Other Directorships Held: Board of
Palm Beach, FL          Overseers, Babson College.
DIRECTOR
Began serving:          Previous Positions: Representative,
October 1991            Commonwealth of Massachusetts General
                        Court; President, State Street Bank and
                        Trust Company and State Street
                        Corporation (retired); Director, VISA
                        USA and VISA International; Chairman and
                        Director, Massachusetts Bankers
                        Association; Director, Depository Trust
                        Corporation; Director, The Boston Stock
                        Exchange.

Charles F.              Principal Occupations: Director or                  $000.00                 $163,350
Mansfield, Jr.          Trustee of the Federated Fund Complex;
Birth Date: April       Management Consultant; Executive Vice
10, 1945                President, DVC Group, Inc. (marketing,
80 South Road           communications and technology) (prior to
Westhampton Beach,      9/1/00).
NY
DIRECTOR                Previous Positions: Chief Executive
Began serving:          Officer, PBTC International Bank;
January 1999            Partner, Arthur Young & Company (now
                        Ernst & Young LLP); Chief Financial
                        Officer of Retail Banking Sector, Chase
                        Manhattan Bank; Senior Vice President,
                        HSBC Bank USA (formerly, Marine Midland
                        Bank); Vice President, Citibank;
                        Assistant Professor of Banking and
                        Finance, Frank G. Zarb School of
                        Business, Hofstra University.

John E. Murray,         Principal Occupations: Director or                  $000.00                 $178,200
Jr., J.D., S.J.D.       Trustee of the Federated Fund Complex;
Birth Date:             Chancellor and Law Professor, Duquesne
December 20, 1932       University; Consulting Partner, Mollica
Chancellor,             & Murray.
Duquesne University
Pittsburgh, PA          Other Directorships Held: Director,
DIRECTOR                Michael Baker Corp. (engineering,
Began serving:          construction, operations and technical
February 1995           services).

                        Previous Positions: President, Duquesne
                        University; Dean and Professor of Law,
                        University of Pittsburgh School of Law;
                        Dean and Professor of Law, Villanova
                        University School of Law.

Marjorie P. Smuts       Principal Occupations: Director or                  $000.00                 $148,500
Birth Date: June        Trustee of the Federated Fund Complex;
21, 1935                Public Relations/ Marketing
4905 Bayard Street      Consultant/Conference Coordinator.
Pittsburgh, PA
DIRECTOR                Previous Positions: National
Began serving:          Spokesperson, Aluminum Company of
October 1991            America; television producer; President,
                        Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh           Principal Occupations: Director or                  $000.00                 $148,500
Birth Date:             Trustee of the Federated Fund Complex;
November 28, 1957       President and Director, Heat Wagon, Inc.
2604 William Drive      (manufacturer of construction temporary
Valparaiso, IN          heaters); President and Director,
DIRECTOR                Manufacturers Products, Inc.
Began serving:          (distributor of portable construction
January 1999            heaters); President, Portable Heater
                        Parts, a division of Manufacturers
                        Products, Inc.

                        Previous Position: Vice President, Walsh
                        & Kelly, Inc.


OFFICERS**

Name
Birth Date
Address
Positions Held with                  Principal Occupation(s) and Previous Positions
Corporation
Date Service Began
John W. McGonigle                    Principal Occupations: Executive Vice President and Secretary of the
Birth Date: October 26, 1938         Federated Fund Complex; Executive Vice President, Secretary and
EXECUTIVE VICE PRESIDENT AND         Director, Federated Investors, Inc.
SECRETARY
November 1991                        Previous Positions: Trustee, Federated Investment Management Company
                                     and Federated Investment Counseling; Director, Federated Global
                                     Investment Management Corp., Federated Services Company and Federated
                                     Securities Corp.

Richard J. Thomas                    Principal Occupations: Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954            Vice President, Federated Administrative Services.
TREASURER
November 1998                        Previous Positions: Vice President, Federated Administrative Services;
                                     held various management positions within Funds Financial Services
                                     Division of Federated Investors, Inc.

Richard B. Fisher                    Principal Occupations: President or Vice President of some of the
Birth Date: May 17, 1923             Funds in the Federated Fund Complex; Vice Chairman, Federated
VICE CHAIRMAN                        Investors, Inc.; Chairman, Federated Securities Corp.
August 2002
                                     Previous Positions: Director or Trustee of some of the Funds in the
                                     Federated Fund Complex; Executive Vice President, Federated Investors,
                                     Inc. and Director and Chief Executive Officer, Federated Securities
                                     Corp.

William D. Dawson, III               Principal Occupations: Chief Investment Officer of this Fund and
Birth Date: March 3, 1949            various other Funds in the Federated Fund Complex; Executive Vice
CHIEF INVESTMENT OFFICER             President, Federated Investment Counseling, Federated Global
November 1998                        Investment Management Corp., Federated Investment Management Company
                                     and Passport Research, Ltd.; Director, Federated Global Investment
                                     Management Corp. and Federated Investment Management Company;
                                     Portfolio Manager, Federated Administrative Services; Vice President,
                                     Federated Investors, Inc.

                                     Previous Positions: Executive Vice President and Senior Vice
                                     President, Federated Investment Counseling Institutional Portfolio
                                     Management Services Division; Senior Vice President, Federated
                                     Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino                 Joseph M. Balestrino is Vice President of the Corporation. Mr.
Birth Date: November 3, 1954         Balestrino joined Federated in 1986 and has been a Senior Portfolio
VICE PRESIDENT                       Manager and Senior Vice President of the Fund's Adviser since 1998. He
November 1998                        was a Portfolio Manager and a Vice President of the Fund's Adviser
                                     from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an
                                     Assistant Vice President of the Adviser from 1993 to 1995. Mr.
                                     Balestrino is a Chartered Financial Analyst and received his Master's
                                     Degree in Urban and Regional Planning from the University of
                                     Pittsburgh.

Jeff A. Kozemchak                    Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak
Birth Date: January 15, 1960         joined Federated in 1987 and has been a Senior Portfolio Manager since
VICE PRESIDENT                       1996 and a Senior Vice President of the Fund's Adviser since 1999. He
November 1998                        was a Portfolio Manager until 1996 and a Vice President of the Fund's
                                     Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial
                                     Analyst and received his M.S. in Industrial Administration from
                                     Carnegie Mellon University in 1987.


**    Officers do not receive any compensation from
  the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice
President, Treasurer and Assistant Secretary of
Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term
Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent
Director of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                                                                                          Meetings Held
                                                                                          During Last
Board            Committee           Committee Functions                                  Fiscal Year
Committee        Members
Executive        John F. Donahue     In between meetings of the full Board, the           One
                 John E. Murray,     Executive Committee generally may exercise all
                 Jr., J.D.,          the powers of the full Board in the management
                 S.J.D.              and direction of the business and conduct of
                                     the affairs of the Corporation in such manner
                                     as the Executive Committee shall deem to be in
                                     the best interests of the Corporation. However,
                                     the Executive Committee cannot elect or remove
                                     Board members, increase or decrease the number
                                     of Directors, elect or remove any Officer,
                                     declare dividends, issue shares or recommend to
                                     shareholders any action requiring shareholder
                                     approval.

Audit            Thomas G.           The Audit Committee reviews and recommends to        Four
                 Bigley John T.      the full Board the independent auditors to be
                 Conroy, Jr.         selected to audit the Fund's financial
                 Nicholas P.         statements; meets with the independent auditors
                 Constantakis        periodically to review the results of the
                 Charles F.          audits and reports the results to the full
                 Mansfield, Jr.      Board; evaluates the independence of the
                                     auditors, reviews legal and regulatory matters
                                     that may have a material effect on the
                                     financial statements, related compliance
                                     policies and programs, and the related reports
                                     received from regulators; reviews the Fund's
                                     internal audit function; reviews compliance
                                     with the Fund's code of conduct/ethics; reviews
                                     valuation issues; monitors inter-fund lending
                                     transactions; reviews custody services and
                                     issues and investigates any matters brought to
                                     the Committee's attention that are within the
                                     scope of its duties.


Board ownership of shares in the fund and in the
Federated fund family of Investment companies AS OF
dECEMBER 31, 2003
                                                                  Aggregate
                                                            Dollar Range of
                         Dollar Range      Shares Owned in Federated Family
Interested                  of Shares               of Investment Companies
Board Member Name       Owned in Fund
John F. Donahue                  None                         Over $100,000
J. Christopher                   None                         Over $100,000
Donahue
Lawrence D. Ellis,               None                         Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley                 None                         Over $100,000
John T. Conroy, Jr.              None                         Over $100,000
Nicholas P.                      None                         Over $100,000
Constantakis
John F. Cunningham               None                         Over $100,000
Peter E. Madden                  None                         Over $100,000
Charles F.                       None                    $50,001 - $100,000
Mansfield, Jr.
John E. Murray, Jr.,             None                         Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                None                         Over $100,000
John S. Walsh                    None                         Over $100,000

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.
  The Adviser is a wholly owned subsidiary of Federated.
  The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
  As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's and subadviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.
  In assessing the Adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.
  The Board also considers the compensation and benefits received by the Adviser and subadviser.
This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.
  The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.
  The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.
  The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.
Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.
The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.
On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).
On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.
On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.
On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.
The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date
(thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee
(Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy
Committee directs IRRC by means of Proxy Voting
Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy
Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy
Committee has this type of significant business relationship, is referred to as an "Interested
Company."
The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy
Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy
Committee shall not alter or amend such directions.
If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.
If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.
If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.
  Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

ADMINISTRATOR
Federated Services Company (FSC), a subsidiary of
Federated, provides administrative personnel and
services (including certain legal and financial
reporting services) necessary to operate the Fund.
FSC provides these at the following annual rate of
the average aggregate daily net assets of all
Federated funds as specified below:
                                  Average Aggregate Daily
Maximum Administrative Fee        Net Assets of the Federated Funds
0.150 of 1%                       on the first $5 billion
0.125 of 1%                       on the next $5 billion
0.100 of 1%                       on the next $10 billion
0.075 of 1%                       on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FSC may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
  Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.
CUSTODIAN
State Street Bank and Trust Company, Boston,
Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
FSC, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT auditor
The independent auditor for the Fund, Deloitte &
Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United
States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
to be filed by amendment

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing
(Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?
The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates;
changes or differences in the Fund's or any class of Shares' expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended November 30, 2003.
  Yield is given for the 30-day period ended
November 30, 2003.
  To Be Filed By Amendment

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.
Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:
o references to ratings, rankings, and financial publications and/or performance comparisons of
      Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o     discussions of economic, financial and
      political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company
      Institute.
The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.
  The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of Share performance.
When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Financial Publications
The Wall Street Journal, Business Week, Changing
Times, Financial World, Forbes, Fortune and Money magazines, among others provide performance statistics over specified time periods.

International Financial Statistics
International Financial Statistics is produced by the IMF.

Lehman Brothers Government/Corporate Total Index
Lehman Brothers Government/Corporate Bond Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years.
Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Lehman Brothers High Yield Index
Lehman Brothers High Yield Index covers the universe of fixed-rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least
$100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, Inc.
(Moody's) including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by Standard & Poor's (S&P); and if no S&P rating is available, bonds must be rated below investment grade by Fitch Ratings, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lehman Brothers Emerging Market Bond Index
Tracks total returns for
external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina,
Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria,
Panama, Peru, the Philippines, Poland, Russia, and
Venezuela.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Service, Inc., Fitch Ratings, and
Standard & Poor's
Moody's, Fitch and S&P are various publications.

Morningstar, Inc.
Morningstar, Inc. is an independent rating service, is the publisher of the bi-weekly Mutual Fund
Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?
Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions.
Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.
  Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager.
It is a fusion of individual talents and state-of-the-art industry tools and resources.
Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately
$3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In
1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002,
Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively.
Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In
1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $900 million, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S.
government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first
U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.
  The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity-- Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds.
These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes.
Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated
Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President,
Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor.
Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities
Corp.

Financial Information
The Financial Statements for the Fund for the fiscal year ended November 30, 2003, are incorporated herein by reference to the Annual Report to Shareholders of Federated Strategic Income Fund dated November 30, 2003.

Investment Ratings

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.
CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.
Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign
(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.
F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.



Addresses

Federated strategic income fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditor
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116






PART C.     OTHER INFORMATION.

Item 23.  Exhibits

            (a)   (i)     Conformed copy of
                          Articles of
                          Incorporation of
                          the Registrant; (1)
                  (ii)    Conformed copy of
                          Amendment No. 1 to
                          the Articles of
                          Incorporation of
                          the Registrant; (12)
                  (iii)   Conformed copy of
                          Amendment No. 2 to
                          the Articles of
                          Incorporation of
                          the Registrant; (12)
                  (iv)    Conformed copy of
                          Amendment No. 3 to
                          the Articles of
                          Incorporation of
                          the Registrant; (12)
                  (v)     Conformed copy of
                          Amendment No.4 to
                          the Articles of
                          Incorporation of
                          the Registrant; (12)
                  (vi)    Conformed copy of
                          Amendment No. 5 to
                          the Articles of
                          Incorporation of
                          the Registrant; (12)
                  (vii)   Conformed copy of
                          Amendment No. 6 to
                          the Articles of
                          Incorporation of
                          the Registrant; (21)
                  (viii)  Conformed copy of
                          Amendment No. 7 to
                          the Articles of
                          Incorporation of
                          the Registrant; (21)
                  (ix)    Conformed copy of
                          Amendment No. 8 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (x)     Conformed copy of
                          Amendment No. 9 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xi)    Conformed copy of
                          Amendment No. 10 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xii)   Conformed copy of
                          Amendment No. 11 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xiii)  Conformed copy of
                          Amendment No. 12 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xiv)   Conformed copy of
                          Amendment No. 13 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xv)    Conformed copy of
                          Amendment No. 14 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xvi)   Conformed copy of
                          Amendment No. 15 to
                          the Articles of
                          Incorporation of
                          the Registrant; (22)
                  (xvii)  Conformed copy of
                          Amendment No. 16 to
                          the Articles of
                          Incorporation of
                          the Registrant; (23)
                  (xviii) Conformed copy of
                          Amendment No. 17 to
                          the Articles of
                          Incorporation of
                          the Registrant; (23)
            (b)   (i)     Copy of By-Laws of
                          the Registrant; (1)
                  (ii)    Copy of Amendment
                          No. 1 to the
                          By-Laws of the
                          Registrant; (21)
                  (iii)   Copy of Amendment
                          No. 2 to the
                          By-Laws of the
                          Registrant; (21)
                  (iv)    Copy of Amendment
                          No. 3 to the
                          By-Laws of the
                          Registrant; (21)
                  (v)     Copy of Amendment
                          No. 4 to the
                          By-Laws of the
                          Registrant; (21)
                  (vi)    Copy of Amendment
                          No. 5 to the
                          By-Laws of the
                          Registrant; (26)
                  (vii)   Copy of Amendment
                          No. 6 to the
                          By-Laws of the
                          Registrant; (27)
            (c)   (i)     Copy of Specimen
                          Certificate for
                          Shares of
                          Beneficial Interest
                          of the Registrant;
                          (1)
                  (ii)    Federated Limited
                          Term Fund-Class A
                          Shares and Class F
                          Shares; (18)
                  (iii)   Federated Limited
                          Term Municipal Fund
                          - Class A Shares
                          and Class F Shares;
                          (18)
                  (iv)    Federated Strategic
                          Income Fund - Class
                          A Shares, Class B
                          Shares, Class C
                          Shares and Class F
                          Shares; (18)
            (d)   (i)     Conformed copy of
                          Investment Advisory
                          Contract of the
                          Registrant; (7)
                  (ii)    Conformed copy of
                          Exhibit A to
                          Investment Advisory
                          Contract of the
                          Registrant; (7)
                  (iii)   Conformed copy of
                          Exhibit B to
                          Investment Advisory
                          Contract of the
                          Registrant;  (7)
                  (iii)   Conformed copy of
                          Exhibit C to
                          Investment Advisory
                          Contract of the
                          Registrant; (12)
                  (iv)    Conformed copy of
                          Exhibit D to
                          Investment Advisory
                          Contract of the
                          Registrant; (9)
                  (v)     Conformed copy of
                          Exhibit E to
                          Investment Advisory
                          Contract of the
                          Registrant; (10)
                  (vi)    Conformed copy of
                          Exhibit F to
                          Investment Advisory
                          Contract of the
                          Registrant; (23)
                  (viii)  Conformed copy of
                          Limited Power of
                          Attorney to
                          Investment Advisory
                          Contract of the
                          Registrant; (23)
                  (ix)    Conformed copy of
                          Sub-Advisory
                          Agreement of the
                          Registrant; (10)
                  (x)     Conformed copy of
                          Amendment to the
                          Sub-Advisory
                          Agreement between
                          Federated
                          Investment
                          Management Company
                          and Federated
                          Global Investment
                          Management Corp.;
                          (24)
                  (xi)    Conformed copy of
                          Amendment to
                          Investment Advisory
                          Contract between
                          the registrant and
                          Federated
                          Investment
                          Management Company;
                          (24)
            (e)   (i)     Conformed copy of
                          Distributor's
                          Contract of the
                          Registrant through
                          and including
                          Exhibits A-I; (14)
                  (ii)    Conformed copy of
                          Exhibit J to
                          Distributor's
                          Contract of the
                          Registrant; (18)
                  (iii)   Conformed copy of
                          Distributor's
                          Contract of the
                          Registrant (Class B
                          Shares); (20)
                  (iv)    Conformed copy of
                          Exhibit K to
                          Distributor's
                          Contract of the
                          Registrant; (23)
                  (v)     Conformed copy of
                          Exhibit L to
                          Distributor's
                          Contract of the
                          Registrant; (23)
                  (vi)    The Registrant
                          hereby incorporates
                          the conformed copy
                          of the specimen
                          Mutual Funds Sales
                          and Service
                          Agreement; Mutual
                          Funds Service
                          Agreement; and Plan
                          Trustee/Mutual
                          Funds Service
                          Agreement from Item
                          24(b)(6) of the
                          Cash Trust Series
                          II Registration
                          Statement on Form
                          N-1A, filed with
                          the Commission on
                          July 24, 1995.
                          (Files Nos.
                          33-38550 and
                          811-6269)
                  (vii)   Conformed copy of
                          Amendment to
                          Distributor's
                          Contract between
                          Federated funds
                          with Class B Shares
                          and Federated
                          Securities Corp.;
                          (24)
                  (viii)  Amendment to
                          Distributor's
                          Contract between
                          Federated Fixed
                          Income Securities,
                          Inc. and Federated
                          Securities Corp.;
                          (27)
            (f)           Not applicable;
            (g)   (i)     Conformed copy of
                          Custodian
                          Agreement of the
                          Registrant; (17)
                  (ii)    Conformed copy of
                          Custodian Fee
                          Schedule; (19)
            (h)   (i)     Conformed copy of
                          Amended and
                          Restated Agreement
                          for Fund Accounting
                          Services,
                          Administrative
                          Services,
                          Shareholder
                          Transfer Agency
                          Services and
                          Custody Services
                          Procurement; (21)
                  (ii)    The Registrant
                          hereby incorporates
                          the conformed copy
                          of the Second
                          Amended and
                          Restated Services
                          Agreement from Item
                          (h) (v)of the
                          Investment Series
                          Funds, Inc.
                          Registration
                          Statement on Form
                          N-1A, filed with
                          the Commission on
                          January 23, 2002.
                          (File Nos. 33-48847
                          and 811-07021).
                  (iii)   Conformed copy of
                          Principal
                          Shareholder
                          Servicer's
                          Agreement (Class B
                          Shares); (20)
                  (iv)    Conformed copy of
                          Shareholder
                          Services Agreement
                          (Class B Shares);
                          (20)
                  (v)     The responses
                          described in Item
                          23 (e)(vi) are
                          hereby incorporated
                          by reference.
                  (vi)    On behalf of
                          Federated Strategic
                          Income Fund, the
                          Registrant hereby
                          incorporates the
                          conformed copy of
                          the Shareholder
                          Services
                          Sub-Contract
                          between Fidelity
                          and Federated
                          Shareholder
                          Services from Item
                          24(b)(9)(iii) of
                          the Federated GNMA
                          Trust Registration
                          Statement on Form
                          N-1A filed with the
                          Commission on March
                          25, 1996. (File
                          Nos. 2-75670 and
                          811-3375);
                  (vii)   Amendment to
                          Agreement for Fund
                          Accounting
                          Services,
                          Administrative
                          Services, Transfer
                          Agency Services,
                          and Custody
                          Services
                          Procurement between
                          Federated
                          Investment
                          Companies and
                          Federated Services
                          Company.; (24)
            (i)           Conformed copy of
                          Opinion and Consent
                          of Counsel as to
                          the legality of
                          shares being
                          registered; (15)
            (j)           Conformed copy of
                          Consent of
                          Independent
                          Auditors; (27)
            (k)           Not applicable.
            (l)           Conformed copy of
                          Initial Capital
                          Understanding; (2)
            (m)   (i)     Conformed copy of
                          Distribution Plan
                          of the Registrant;
                          (6)
                  (ii)    Conformed copy of
                          Exhibit A to 12b-1
                          Plan of the
                          Registrant; (12)
                  (iii)   Conformed copies of
                          Exhibits B-H to
                          12b-1 Plan of the
                          Registrant; (14)
                  (iv)    Conformed copy of
                          Exhibit I to the
                          Distribution Plan
                          of the Registrant;
                          (16)
                  (v)     Conformed copy of
                          Exhibit J to the
                          Distribution Plan
                          of the Registrant;
                          (23)
                  (vi)    The responses
                          described in Item
                          23 (e)(vi) are
                          hereby incorporated
                          by reference.
                  (vii)   Conformed copy of
                          Exhibit 1 and
                          Schedule A of the
                          Distribution Plan
                          for the
                          Registrant's Class
                          B Shares; (20)
            (n)   (i)     The Registrant
                          hereby incorporates
                          the conformed copy
                          of the Multiple
                          Class Plan from
                          Item (n) of the
                          Federated Income
                          Securities Trust
                          Registration
                          Statement on Form
                          N-1A, filed with
                          the Commission on
                          June 30, 2003.
                          (File Nos. 33-3164
                          and 811-4577).
            (o)   (i)     Conformed copy of
                          Power of Attorney
                          of the Registrant;
                          (25)
                  (ii)    Conformed copy of
                          Power of Attorney
                          of the Chief
                          Investment Officer
                          of the Registrant;
                          (23)
            (p)           The Registrant
                          hereby incorporates
                          the conformed copy
                          of the Code of
                          Ethics for Access
                          Persons from Item
                          23(p) of the
                          Federated
                          Institutional Trust
                          Registration
                          Statement on Form
                          N-1A filed with the
                          Commission on
                          September 30, 2003.
                          (File Nos. 33-54445
                          and 811-7193).
 ______________________________

  + All exhibits are being electronically
      filed.

1.    Response is incorporated by reference
      to Registrant's Initial Registration
      Statement on Form N-1A filed
      October 23, 1991.  (File Nos. 33-43472
      and 811-6447)
2.    Response is incorporated by reference
      to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed
      December 19, 1991.  (File Nos.
      33-43472 and 811-6447)
6.    Response is incorporated by reference
      to Registrant's Pre-Effective
      Amendment No. 4 on Form N-1A filed
      July 7, 1993. (File Nos. 33-43472 and
      811-6447)
7.    Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed
      October 21, 1993.  (File Nos. 33-
      43472 and 811-6447)
9.    Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 7 on Form N-1A filed
      December 14, 1993.  (File Nos. 33-
      43472 and 811-6447)
10.   Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed
      April 4, 1994.  (File Nos. 33- 43472
      and 811-6447)
12.   Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 12 on Form N-1A filed
      July 26, 1994.  (File Nos. 33-43472
      and 811-6447)
14.   Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed
      September 21, 1994.  File Nos.
      33-43472 and 811-6447)
15.   Response is incorporated by reference
      to Registrant's Pre-Effective
      Amendment No. 15 on Form N-1A filed
      January 27, 1995.  (File Nos. 33-43472
      and 811-6447)
16.   Response is incorporated by reference
      to Registrant's Pre-Effective
      Amendment No. 16 on Form N-1A filed
      July 11, 1995.  (File Nos. 33-43472
      and 811-6447)
17.   Response is incorporated by reference
      to Registrant's Post- Effective
      Amendment No. 18 on Form N-1A filed
      January 26, 1996.  (File Nos. 33-
      43472 and 811-6447)
18.   Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed
      January 28, 1997.  (File Nos. 33-43472
      and 811-6447)
19.   Response is incorporated by reference
      to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed
      November 25, 1997.  (File Nos. 33-
      43472 and 811-6447)
20.   Response is incorporated by reference
      to Registrant's Pre-Effective
      Amendment No. 22 on Form N-1A filed
      January 28, 1998.  (File Nos. 33-43472
      and 811-6447)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed
      December 1, 1998.  (File Nos. 33-43472
      and 811-6447)
22. Response is incorporated by reference to Registrant's Post Effective Amendment
      No. 25 on Form N-1A filed
      January 28, 2000.  (File Nos. 33-43472
      and 811-6447)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 27 on Form N-1A filed
      January 31, 2001.  (File Nos. 33-43472
      and 811-6447)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 28 on Form N-1A filed
      November 26, 2001.  (File Nos.
      33-43472 and 811-6447)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 30 on Form N-1A filed
      November 25, 2002.  (File Nos.
      33-43472 and 811-6447)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 31 on Form N-1A filed January 29,
      2003.  (File Nos. 33-43472 and
      811-6447)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 32 on Form N-1A filed November 26,
      2003. (File Nos. 33-43472 and 811-6447)


Item 24.    Persons Controlled by or Under
            Common Control with Registrant:

            None

Item 25.    Indemnification: (2)

Item 26.    Business and Other Connections of
            Investment Adviser:

            For a description of the other business
            of the investment adviser, see the
            section entitled "Who Manages the
            Fund?" in Part A. The affiliations with
            the Registrant of four of the Trustees
            and one of the Officers of the
            investment adviser are included in Part
            B of this Registration Statement under
            "Who Manages and Provides Services to
            the Fund?"  The remaining Trustees of
            the investment adviser and, in
            parentheses, their principal
            occupations are:  Thomas R. Donahue,
            (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue,
            Pittsburgh, PA, 15222-3779 and Mark D.
            Olson (a principal of the firm, Mark D.
            Olson & Company, L.L.C. and Partner,
            Wilson, Halbrook & Bayard, P.A.), 800
            Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J.
Thomas Madden

President/ Chief Executive Officer
and Trustee:
Keith M. Schappert

Executive Vice Presidents:
Stephen F. Auth

William D. Dawson, III

Senior Vice Presidents:
Joseph M. Balestrino

David A. Briggs

Jonathan C. Conley

Christopher F. Corapi

Deborah A. Cunningham

Linda A. Duessel

Mark E. Durbiano

James E. Grefenstette

Robert M. Kowit

Jeffrey A. Kozemchak

Susan M. Nason

Mary Jo Ochson

Robert J. Ostrowski

Frank Semack

Richard Tito

Peter Vutz

Vice Presidents:
Todd A. Abraham
                                                J.
Scott Albrecht

Randall S. Bauer

Nancy J.Belz
                                                G.
Andrew Bonnewell

David M. Bruns

Regina Chi

Ross M. Cohen

David W. Cook

Fred B. Crutchfield
                                                Lee
R. Cunningham, II

Alexandre de Bethmann
                                                B.
Anthony Delserone, Jr.
Donald T. Ellenberger

Eamonn G. Folan

John T. Gentry

David P. Gilmore

James P. Gordon, Jr.

Curtis R. Gross

Marc Halperin

John W. Harris

Patricia L. Heagy

Susan R. Hill

Nikola A. Ivanov

William R. Jamison

Constantine J. Kartsonas

Nathan H. Kehm

John C. Kerber
                                                J.
Andrew Kirschler

Steven Lehman

Marian R. Marinack

Natalie F. Metz

Thomas J. Mitchell

Joseph M. Natoli

John L. Nichol

Mary Kay Pavuk

Jeffrey A. Petro

David R. Powers

Ihab L. Salib
                                                Roberto
Sanchez-Dahl, Sr.

Aash M. Shah

John Sidawi

Michael W. Sirianni, Jr.

Christopher Smith

Timothy G. Trebilcock

Leonardo A. Vila

Stephen J. Wagner

Paige M. Wilhelm
                                                Richard
M. Winkowski, Jr.

Lori A. Wolff

George B. Wright

Assistant Vice Presidents:
Lori Andrews

Catherine A. Arendas

Nicholas P. Besh

Hanan Callas

James R. Crea, Jr.

Karol M. Crummie

David Dao

Richard J. Gallo

Kathyrn P. Glass

Igor Golalic

James Grant

Anthony Han

Carol B. Kayworth

Angela A. Kohler

Robert P. Kozlowski
                                                Ted
T. Lietz, Sr.

Monica Lugani

Tracey L. Lusk
                                                Ann
Manley

Dana Meissner

Theresa K. Miller

Karl Mocharko
                                                Bob
Nolte

Daniel Peris
                                                Rae
Ann Rice

Jennifer G. Setzenfand

Kyle D. Stewart

Mary Ellen Tesla

Nichlas S. Tripodes

Michael R. Tucker

Mark Weiss

Secretary:                                      G.
Andrew Bonnewell

Treasurer:
Thomas R. Donahue

Assistant Secretaries:                          Jay
S. Neuman


Assistant Treasurer:
Denis McAuley, III

            The business address of each of the
            Officers of the investment adviser is
            Federated Investors Tower, 1001 Liberty
            Avenue, Pittsburgh, Pennsylvania
            15222-3779.  These individuals are also
            officers of a majority of the
            investment advisers to the investment
            companies in the Federated Fund Complex
            described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp.
                  the Distributor for shares
                  of the Registrant, acts as
                  principal underwriter for
                  the following open-end
                  investment companies,
                  including the Registrant:

                  Cash Trust Series, Inc.;
                  Cash Trust Series II;
                  Edward Jones Money Market
                  Fund; Federated American
                  Leaders Fund, Inc.;
                  Federated Adjustable Rate
                  Securities Fund; Federated
                  Core Trust; Federated Core
                  Trust II, L.P.; Federated
                  Equity Funds; Federated
                  Equity Income Fund, Inc.;
                  Federated Fixed Income
                  Securities, Inc.; Federated
                  GNMA Trust; Federated
                  Government Income
                  Securities, Inc.; Federated
                  High Income Bond Fund,
                  Inc.; Federated High Yield
                  Trust; Federated Income
                  Securities Trust; Federated
                  Income Trust; Federated
                  Index Trust; Federated
                  Institutional Trust;
                  Federated Insurance Series;
                  Federated International
                  Series, Inc.; Federated
                  Investment Series Funds,
                  Inc.; Federated Limited
                  Duration Government Fund,
                  Inc.; Federated Managed
                  Allocation Portfolios;
                  Federated Municipal
                  Opportunities Fund, Inc.;
                  Federated Municipal
                  Securities Fund, Inc.;
                  Federated Municipal
                  Securities Income Trust;
                  Federated Short-Term
                  Municipal Trust; Federated
                  Premier Intermediate
                  Municipal Income Fund;
                  Federated Premier Municipal
                  Income Fund; Federated
                  Stock and Bond Fund, Inc.;
                  Federated Stock Trust;
                  Federated Total Return
                  Government Bond Fund;
                  Federated Total Return
                  Series, Inc.; Federated
                  U.S. Government Bond Fund;
                  Federated U.S. Government
                  Securities Fund: 1-3 Years;
                  Federated U.S. Government
                  Securities Fund: 2-5 Years;
                  Federated World Investment
                  Series, Inc.; Intermediate
                  Municipal Trust; Money
                  Market Obligations Trust;
                  MTB Group of Funds; Regions
                  Morgan Keegan Select Funds
                  and SouthTrust Funds.


         (b)

         (1)                        (2)
(3)
Positions and Offices
Positions and Offices
  With Distributor                  Name
With Registrant
_____________________         _________________
                              ______________________

Chairman:                     Richard B. Fisher
Vice Chairman

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities Corp. is Federated
Investors Tower, 1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable


Item 28.  Location of Accounts and Records:

All accounts and records required to be
maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules
31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                             Reed
Smith LLP

                                       Investment
                                       and
                                       Asset
                                       Management
                                       Group
                                       (IAMG)

                                       Federated
                                       Investors
                                       Tower
                                       12th
                                       Floor
                                       1001
Liberty Avenue

Pittsburgh, PA  15222-3779


                                       (Notices
                                       should
                                       be
                                       sent
                                       to
                                       the
                                       Agent
                                       for
                                       Services
                                       at
                                       above
                                       address)


                                       Federated
                                       Investors
                                       Funds
                                       5800
                                       Corporate
                                       Drive

                                       Pittsburgh,
                                       PA
                                       15237-7000

Federated Shareholder                  P.O.
Box 8600
Services Company
Boston, MA  02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company
Federated Investors Tower
("Administrator")                      1001
Liberty Avenue

Pittsburgh, PA  15222-3779

Federated Investment
Federated Investors Tower
Management Company                     1001
Liberty Avenue
("Adviser")
Pittsburgh, PA  15222-3779

State Street Bank and                  P.O.
Box 8600
Trust Company
Boston, MA  02266-8600
("Custodian")

Item 29.    Management Services:  Not
applicable.


Item 30.    Undertakings:

            Registrant hereby undertakes to
            comply with the provisions of
            Section 16(c) of the 1940 Act
            with respect to the removal of
            Directors and the calling of
            special shareholder meetings by
            shareholders.

                  SIGNATURES

    Pursuant to the requirements of the
Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant,
FEDERATED FIXED INCOME SECURITIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of November
2003.

   FEDERATED FIXED INCOME SECURITIES, INC.

                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant
Secretary
                  November 26, 2003

    Pursuant to the requirements of the
Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

          NAME                          TITLE
DATE

By: /s/Andrew P. Cross            Attorney In Fact
November 26, 2003
    Andrew P. Cross               For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman
and Director

Richard B. Fisher*                Vice
Chairman

J. Christopher Donahue*           President
and Director
                                  (Principal
Executive Officer)

Edward C. Gonzales*               Executive
Vice President

Richard J. Thomas*                Treasurer
                                  (Principal
                                  Financial
                                  Officer)

William D. Dawson, III*           Chief
Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr.*              Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director

* By Power of Attorney